Convertible Preferred Stock and Equity - Summary of Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Authorized	71,204	71,204	71,204
Shares issued and Outstanding	71,069	71,069	68,318
Issuance Price Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Carrying value	$ 160,605	$ 160,605	$ 150,305
Liquidation Preference	$ 165,562	$ 165,562	$ 165,562
Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		7,971
Series Seed Preferred Stock [Member] | July 14, 2014 [Member]
Temporary Equity [Line Items]
Issuance Start Date	Jul. 14, 2014	Jul. 14, 2014
Shares Authorized	3,971	3,971
Shares issued and Outstanding	3,971	3,971
Issuance Price Per Share	$ 0.60	$ 0.60
Carrying value	$ 1,768	$ 1,768
Liquidation Preference	$ 4,978	$ 4,978
Series Seed Preferred Stock [Member] | April 29, 2015 [Member]
Temporary Equity [Line Items]
Issuance Start Date	Apr. 29, 2015	Apr. 29, 2015
Shares Authorized	4,000	4,000
Shares issued and Outstanding	4,000	4,000
Issuance Price Per Share	$ 0.63	$ 0.63
Carrying value	$ 2,479	$ 2,479
Liquidation Preference	$ 5,101	$ 5,101
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		15,231
Series A Preferred Stock [Member] | January 19, 2016 [Member]
Temporary Equity [Line Items]
Issuance Start Date	Jan. 19, 2016	Jan. 19, 2016
Shares Authorized	15,231	15,231
Shares issued and Outstanding	15,231	15,231
Issuance Price Per Share	$ 0.75	$ 0.75
Carrying value	$ 11,110	$ 11,110
Liquidation Preference	$ 11,367	$ 11,367
Series A 1 Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		8,464
Series A 1 Preferred Stock [Member] | May 5, 2017 [Member]
Temporary Equity [Line Items]
Issuance Start Date	May 05, 2017	May 05, 2017
Shares Authorized	8,464	8,464
Shares issued and Outstanding	8,464	8,464
Issuance Price Per Share	$ 1.18	$ 1.18
Carrying value	$ 9,737	$ 9,737
Liquidation Preference	$ 10,000	$ 10,000
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		18,736
Series B Preferred Stock [Member] | July 30, 2018 [Member]
Temporary Equity [Line Items]
Issuance Start Date	Jul. 30, 2018	Jul. 30, 2018
Shares Authorized	15,983	15,983
Shares issued and Outstanding	15,983	15,983
Issuance Price Per Share	$ 3.13	$ 3.13
Carrying value	$ 50,000	$ 50,000
Liquidation Preference	$ 50,000	$ 50,000
Series B Two Thousand and Nineteen Convertible Notes [Member] | July 30, 2018 [Member]
Temporary Equity [Line Items]
Issuance Start Date	Jul. 30, 2018	Jul. 30, 2018
Shares Authorized	2,753	2,753
Shares issued and Outstanding	2,753	2,753
Issuance Price Per Share	$ 2.82	$ 2.82
Carrying value	$ 8,601	$ 8,601
Liquidation Preference	$ 7,752	$ 7,752
Series B-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		18,112
Series B-1 Preferred Stock [Member] | May 20, 2019 [Member]
Temporary Equity [Line Items]
Issuance Start Date	May 20, 2019	May 20, 2019
Shares Authorized	18,112	18,112
Shares issued and Outstanding	17,977	17,977
Issuance Price Per Share	$ 3.74	$ 3.74
Carrying value	$ 66,842	$ 66,842
Liquidation Preference	$ 67,300	$ 67,300
Series B-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		2,690
Series B-2 Preferred Stock [Member] | May 20, 2019 [Member]
Temporary Equity [Line Items]
Issuance Start Date	May 20, 2019	May 20, 2019
Shares Authorized	2,690	2,690
Shares issued and Outstanding	2,690	2,690
Issuance Price Per Share	$ 3.37	$ 3.37
Carrying value	$ 10,068	$ 10,068
Liquidation Preference	$ 9,064	$ 9,064